Business transactions	12 Months Ended
Dec. 31, 2019
Disclosure Of Business transactions [Abstract]
Disclosure Of Business Transactions Explanatory [Text Block]

Note 36     Business transactions

36.1 General

Non-controlling interest in Colombia and Chile’s business from LG International

On November 28, 2018, GeoPark executed an agreement to acquire the LG International Corporation (“LGI”) interest in GeoPark’s Colombian and Chilean operations and subsidiaries.

The acquisition price included a fixed payment of US$ 81,000,000 paid at closing, plus two equal installments of US$ 15,000,000 each, to be paid in June 2019 and June 2020. Additionally, three contingent payments of US$ 5,000,000 each could be payable over the next three years, subject to certain production thresholds being exceeded. As of the date of these Consolidated Financial Statements, the first installment of US$ 15,000,000 was already paid, and the production threshold corresponding to the first contingent payment of US$ 5,000,000 was not exceeded.

Through this transaction, GeoPark acquired the shares that used to be held by LGI representing 20% equity interest in GeoPark Colombia Coöperatie U.A., 20% equity interest in GeoPark Chile S.A. and 14% equity interest in GeoPark TdF S.A. In addition to that, the outstanding amount corresponding to advanced cash call payments granted in the past by LGI to GeoPark Chile S.A. for financing Chilean operations in TdF’s blocks were considered as part of the transaction.

The transaction mentioned above has been accounted for as a transaction with non-controlling interest in accordance with IFRS 10. Consequently, the difference between the amount by which the non-controlling interest was stated and the fair value of the consideration paid was recognized directly in Equity and attributed to the owners of the Company.

The following table summarizes the result of this transaction:

Amounts in US$‘000	Total
Cash	81,000
Additional installments to be paid	29,427
Total consideration	110,427
Equity attributable to non-controlling interest	64,245
Trade and other payables	32,786
Total book value of the transaction	97,031
Result of the transaction recognized in Equity	13,396

36.2 Colombia

La Cuerva and Yamu Blocks

On November 2, 2018, GeoPark executed a purchase and sale agreement to sell its 100% working interest in the La Cuerva and Yamu Blocks, in Colombia. The total consideration is US$ 18,000,000, less a working capital adjustment of US$ 1,934,000, plus a contingent payment of US$ 2,000,000. Closing of the transaction took place in July 2019, after the corresponding customary regulatory approvals.

As a consequence of this transaction, GeoPark collected an advance payment of US$ 9,000,000 in November 2018 and the final payment (which includes the working capital adjustment) of US$ 7,066,000 in July 2019.

The following table summarizes the assets and liabilities related to these blocks and the result of the transaction at its closing date:

Amounts in US$‘000	Total
Advance payment	9,000
Final payment (including working capital adjustment)	7,066
Total consideration	16,066
Assets held for sale	23,211
Liabilities associated with assets held for sale	(9,447)
Other net current assets	2,416
Total identifiable net assets	16,180
Result of the transaction recognized in the Condensed Consolidated Statement of Income	(114)

Llanos 123 and Llanos 124 Blocks

On December 20, 2019, GeoPark signed final contracts for the 50% working interest and operationship in the Llanos 123 and Llanos 124 Blocks, in partnership with Hocol (a 100% subsidiary of Ecopetrol). The blocks represent attractive, low-risk, high potential exploration acreage in the Llanos Basin in proximity to the Llanos 34 Block, and surrounded by multiple producing oil and gas fields and existing infrastructure. GeoPark assumed commitments to acquire and reprocess existing 3D seismic and to drill five exploration wells for US$ 15,709,000, at GeoPark’s working interest, during the first exploration phase over the next three years.

Llanos 94 Block

In December 2019, GeoPark executed an agreement to acquire a 50% working interest in the Llanos 94 Block, subject to regulatory approval. GeoPark assumed commitments to acquire and reprocess existing 3D seismic and to drill three exploration wells for US$ 10,150,000, at GeoPark’s working interest, during the first exploration phase over the next three years.

Llanos 86, Llanos 87 and Llanos 104 Blocks

On July 11, 2019, GeoPark signed final contracts for the 50% working interest and operationship in the Llanos 86, Llanos 87 and Llanos 104 Blocks, in partnership with Hocol (a 100% subsidiary of Ecopetrol). The blocks represent significant and attractive, low-risk, high potential exploration acreage in the Llanos Basin in proximity to the Llanos 34 Block. GeoPark assumed commitments to register 3D seismic and to drill six exploration wells for US$ 29,023,000, at GeoPark’s working interest, during the first exploration phase over the next three years.

Llanos 32 Block

During the fourth quarter of 2019, GeoPark discovered the Azogue oil field where the Group’s working interest is 25% as per an additional agreement to the Llanos 32 Block Joint Operating Agreement (GeoPark non-operated, 12.5% working interest), by which GeoPark acquired a beneficial interest in a defined area within the block.

36.3 Brazil

REC-T-58, REC-T-67, REC-T-77 and POT-T-834 Blocks

In September 2019, GeoPark was preliminarily awarded the 100% working interest and operationship of the REC-T-58, REC-T-67, REC-T-77 and POT-T-834 Blocks. GeoPark assumed commitments of US$ 1,300,000 during the first exploration period of five years. Final contracts were signed on 14 February 2020.

36.4 Argentina

Aguada Baguales, El Porvenir and Puesto Touquet Blocks

On March 27, 2018, GeoPark acquired a 100% working interest and operatorship of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks, which are located in the Neuquen Basin, for a total consideration of US$ 52,000,000, less a working capital adjustment of US$ 3,150,000. The Group has estimated that there are no any future contingent payments at the acquisition date and as of the date of these consolidated financial statements either.

In accordance with the acquisition method of accounting, the acquisition cost was allocated to the underlying assets acquired and liabilities assumed based primarily upon their estimated fair values at the date of acquisition. An income approach (being the net present value of expected future cash flows) was adopted to determine the fair values of the mineral interest. Estimates of expected future cash flows reflect estimates of projected future revenues, production costs and capital expenditures based on our business model.

The following table summarizes the combined consideration paid for the acquired blocks and the final allocation of fair value of the assets acquired and liabilities assumed for the abovementioned transaction:

Amounts in US$‘000	Total
Cash (a)	48,850
Total consideration	48,850
Property, plant and equipment (including mineral interest)	54,929
Inventories	3,659
Provision for other long-term liabilities	(9,738)
Total identifiable net assets	48,850
(a)

In December 2017, GeoPark granted a security deposit of US$ 15,600,000. In March 2018, the Group completed the total consideration with an additional payment of US$ 36,400,000. In September 2018, Geo-Park collected a working capital adjustment of US$ 3,150,000.

In accordance with disclosure requirements for business combinations, the Group has calculated its consolidated revenue and profit, considering as if the mentioned acquisition had occurred at the beginning of the reporting period.

The following table summarizes both results:

Amounts in US$‘000	2019
Revenue	612,401
Profit for the period	102,873

The revenue included in the 2018 consolidated statement of comprehensive income since acquisition date contributed by the acquired business is US$ 35,879,000. The acquired business has also contributed profit of US$ 124,000 over the same period.

As a consequence of this transaction, the Group considers that there is sufficient evidence of future taxable profits to offset tax losses and recognize a deferred tax asset for US$ 1,346,000 in respect of tax losses from previous years which can be utilised against future taxable profit.

Los Parlamentos Block

In June 2018, GeoPark acquired a 50% working interest in the Los Parlamentos exploratory block in partnership with YPF S.A. (YPF), the largest oil and gas producer in Argentina. In accordance with the partnership agreement, YPF assumed the operationship of the block and GeoPark assumed a commitment to fund its 50% working interest of one exploratory well and additional 3D seismic, which amounts to US$ 6,000,000 at GeoPark’s working interest, over the next three years.

36.5 Ecuador

Espejo and Perico Blocks

On May 22, 2019, GeoPark signed final participation contracts for the Espejo (GeoPark operated, 50% working interest) and Perico (GeoPark non-operated, 50% working interest) Blocks in Ecuador, which were awarded to GeoPark in the Intracampos Bid Round held in Quito, Ecuador in March 2019. GeoPark assumed a commitment of carrying out 3D seismic in the Espejo Block and drilling four exploration wells in each block, which amounts to US$ 29,757,000 at GeoPark’s working interest, over the next four years